Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
The estimated useful lives (in years) of the main categories of our property and equipment are as follows:

Asset	Estimated useful life (in years)
Computer hardware	3
Vehicles	5
Office furniture and fixture	10
Buildings	50
Property and equipment, net consists of the following:

	As of December 31, 2022	As of December 31, 2021
Computer hardware and software	$37,156	$31,170
Office furniture and fixtures	14,687	13,918
Buildings	2,042	2,036
Vehicles	1,814	823
Land	268	257
Total property and equipment	$55,967	$48,204
Accumulated depreciation (1)	(40,435)	(30,919)
Total property and equipment, net	$15,532	$17,285
(1)Accumulated depreciation as of December 31, 2022 comprised of $28,812, $10,565, $289, $769 for computer hardware and software, office furniture and fixtures, buildings and vans, respectively. Accumulated depreciation as of December 31, 2021 comprised of $21,205, $9,064, $241 and $409 for computer hardware and software, office furniture and fixtures, buildings and vans, respectively.
The changes in the balance of property and equipment for the years ended December 31, 2022 and 2021 consist of the following:

	As of December 31, 2022	As of December 31, 2021
Balance, beginning of year	$17,285	$22,462
Additions	4,288	2,368
Acquisitions (Note 4)	769	—
Depreciation	(7,018)	(6,917)
Foreign currency translation adjustment	208	(628)
Balance, end of year	$15,532	$17,285
Depreciation expense for the years ended December 31, 2022, 2021 and 2020 was classified as follows:

	For the year ended December 31
	2022	2021	2020
Technology and product development	$2,591	$2,913	$4,351
General and administrative	2,359	2,695	3,377
Selling and marketing	2,068	1,309	253
Total depreciation expense	$7,018	$6,917	$7,981